SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Feb. 28, 2013
SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its wholly owned subsidiaries, which are accounted for under the voting interest model, and its VIEs,VIEs’ subsidiaries and schools consolidated under the variable interest entity consolidation model. All inter-company transactions and balances have been eliminated upon consolidation.

Consolidation of Variable Interest Entities

Consolidation of Variable Interest Entities

The Company through TAL Education Technology (Beijing) (“TAL Beijing”), a wholly owned foreign enterprise, has executed a series of contractual agreements with its VIEs, the VIEs’ subsidiaries and schools and the VIEs’ nominee shareholders. For a description of these contractual arrangements, see “Note 1 Organization and Principal Activities—The Contractual Arrangements.” These contractual agreements do not provide TAL Beijing with an equity interest in legal form in the VIEs.  As the Company holds no legal form of equity ownership in the VIEs, the Company applied the variable interest entity consolidation model as set forth in Accounting Standards Codification 810, Consolidation, (“ASC 810”) instead of the voting interest model of consolidation.

By design, the contractual agreements provide TAL Beijing with a right to receive benefits equal to substantially all of the net income of these entities, and thus under ASC 810 these agreements are considered variable interests.  Subsequent to identifying any variable interests, any party holding such variable interests must determine if the entity in which the interest is held is a variable interest entity and subsequently which reporting entity is the primary beneficiary of, and should therefore consolidate, the variable interest entity.  Among other reasons, an entity is considered a variable interest entity if the holders of the equity investment at risk in the entity, as a group, lack any one of the following characteristics of a controlling financial interest:

•      The power, through voting rights or similar rights, to direct the activities of the entity that most significantly impact the entity’s economic performance

•      The obligation to absorb the entity’s expected losses, or

•      The right to receive the entity’s expected residual returns

A reporting entity is considered to be the primary beneficiary, and thus the accounting parent, of a variable interest entity if it possesses both: (a) the power to direct the activities that most significantly impact the economic performance of the variable interest entity and (b) the obligation to absorb losses and/or the right to receive benefits from the entity that could potentially be significant to the variable interest entity.

As a result of the contractual arrangements, the nominee shareholders of the VIEs lack the characteristics of a controlling financial interest in the VIEs and therefore the VIEs are considered to be variable interest entities under ASC 810.  The contractual arrangements, by design, transfer each of the three characteristics of a controlling financial interest from the VIEs’ nominee shareholders to TAL Beijing.  The contractual arrangements also cause TAL Beijing to be the primary beneficiary of the VIEs, and accordingly TAL Beijing consolidates their operations.

Determining whether TAL Beijing is the primary beneficiary requires a careful evaluation of the facts and circumstances, including whether the contractual agreements are substantive under the applicable legal and financial reporting frameworks, i.e. PRC law and US GAAP.  The Company continually reviews its corporate governance arrangements to ensure that the contractual agreements are indeed substantive.

The Company has determined that the contractual agreements are in fact valid and legally enforceable.  Such arrangements were entered into in order to comply with the underlying legal and/or regulatory restrictions that govern the ownership of a direct equity interest in the VIEs.  In the opinion of our PRC counsel, Tian Yuan Law Firm, the contracts are legally enforceable under PRC law.  See “Note 1 Organization and Principal Activities—The Contractual Arrangements.”

The Company has considered the existence of related party relationships, e.g. ownership of an equity interest in the Company and the VIEs, and the effect that might have on the enforceability of the contractual agreements and in turn whether they are substantive.  The Company believes there are no barriers to exercise our rights under the contracts and therefore they are substantive and appropriately considered in our consolidation analysis in accordance with ASC 810.  In assessing the shareholdings of certain individual parties in the Company and in the VIEs, specifically Mr. Bangxin Zhang, the Company acknowledges that from November 23, 2011, Mr. Bangxin Zhang, a majority nominee shareholder in the VIEs, also held a majority voting interest in the Company, which he obtained through no actions of the Company or Mr. Bangxin Zhang.

On June 24, 2013, the Company and Mr. Bangxin Zhang executed a deed of undertaking (“Deed”).  The Deed requires Mr. Bangxin Zhang, to the extent he has a majority voting interest in the Company to abstain from 1) exercising his majority voting rights in any vote pertaining to the appointment or removal of a director and 2) any matters related to the Deed.

Although the contractual arrangements between TAL Beijing and the VIEs were designed to provide TAL Beijing with the characteristics of a controlling financial interest regardless of the respective shareholdings of Mr. Bangxin Zhang, during the period between November 23, 2011 and June 24, 2013, Mr. Bangxin Zhang’s majority voting interest in the Company, when combined with his status as a majority nominee shareholder in the VIEs, could have constrained the ability of the Company to exercise its rights under the contractual agreements. This is due to the fact that Mr. Bangxin Zhang’s majority voting interest in the Company provided him with the legal ability to control the composition of a majority of the board of directors and therefore may have provided him with the legal ability to affect whether or not the Company could exercise the rights contained in the contractual agreements.  Mr. Bangxin Zhang did not exercise this power at any time during the period in which he held a majority voting interest in the Company and during such period, in fact, there was no change in the composition of the board of directors or in the day-to-day operations of the Company.

Upon execution of the Deed, at all times that Mr. Bangxin Zhang holds an otherwise majority voting interest in the Company, Mr. Bangxin Zhang is constrained from exercising a more than 49 percent voting interest in any vote pertaining to the appointment, removal, or replacement of a director and cannot requisition a meeting for this purpose, or cast any vote on any matter related to the Deed.  This prevents Mr. Bangxin Zhang from controlling the rights of the Company as it relates to the contractual agreements, and accordingly, the Company retains the characteristics of a controlling financial interest in the VIEs and should consolidate them as the VIEs’ primary beneficiary.

Please see Note 1 for the presentation of abbreviated financial information of the Company with and without the VIEs, after elimination of intercompany activity.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts of assets, liabilities, revenue, costs, and expenses, and the disclosure of contingent assets and liabilities. Actual results could differ from those estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include the forfeiture rate for share-based compensation, valuation allowance for deferred tax assets, the useful lives of property and equipment and intangible assets, impairment of available-for-sale securities, intangible assets, long-lived assets, goodwill and long term investments, fair value assessment of long-term investments and consolidation of variable interest entities.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments, which are unrestricted as to withdrawal or use, or have remaining maturities of three months or less when purchased.

Term deposits

Term deposits

Term deposits consist of deposits placed with financial institutions with original maturities of greater than three months and less than one year. If the term deposits are withdrawn before maturity date, the Company will subject to a significant penalty for early redemption.

Restricted cash	Restricted cash The Group’s restricted cash is related to deposits required by PRC government authorities for establishing new schools and subsidiaries.
Available-for-sale securities

Available-for-sale securities

Available-for-sale securities are carried at their fair value. Unrealized gains and losses excluded from the changes in fair value are included in accumulated other comprehensive income.

The Group reviews its available-for-sale securities for other-than-temporary impairment in accordance with authoritative guidance based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its available-for-sale securities. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Group’s intent and ability to hold the investment. Other-than-temporary impairments below costs are recognized as a loss in the consolidated statements of operations.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Building	35-40 years
Computer, network equipment and software	3 years
Vehicles	4-5 years
Office equipment and furniture	3-5 years
Leasehold improvement	Shorter of the lease term or estimated useful lives

Acquired intangible assets, net

Acquired intangible assets, net

Acquired intangible assets other than goodwill consist of domain names, partnership agreement, trade name, student base, non-compete agreement, copy rights and education license, and are carried at cost, less accumulated amortization and impairment. Amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful lives. Student base is amortized using the estimated attrition pattern and graduation rates of the acquired schools. The amortization periods by major intangible asset classes are as follows:

Trade name	10.0 years
Copy rights	5.0 years
Student base	3.5 years
Partnership agreement	2.6-3.5 years
Domain names	3.0 years
Non-compete agreement	2.0-3.0 years
Education license	0.9-2.0 years

Impairment of long-lived assets

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

Impairment of goodwill

Impairment of goodwill

Goodwill is not amortized, but tested for impairment annually or more frequently if event and circumstances indicate that it might be impaired.

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance permits the Company to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. Absent from any impairment indicators, the Group performs its annual impairment test on the last day of each fiscal year.

For the year ended February 28, 2013, the Group did not choose to perform the assessment of qualitative factors for goodwill impairment and performed its annual impairment test using a two-step approach. The first step compares the fair value of a reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired and the second step is not required. If the fair value of the reporting unit is less than its carrying amount, the second step of the impairment test measures the amount of the impairment loss, if any, by comparing the implied fair value of goodwill to its carrying amount. If the carrying amount of goodwill exceeds its implied fair value, an impairment loss is recognized equal to that excess. The implied fair value of goodwill is calculated in the same manner that goodwill is calculated in a business combination, whereby the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit, with the excess purchase price over the amounts assigned to assets and liabilities representing the implied fair value of goodwill. The Group performs its annual goodwill impairment test on the last day of each fiscal year.

Revenue recognition

Revenue recognition

Revenue is recognized when earned and is reported net of business tax.

The primary sources of the Group’s revenues are as follows:

(a)                                 Educational programs and services

The educational programs and services primarily consist of after-school group tutoring, after-school one-on-one tutoring and training courses for preschool children. Tuition revenue is generally collected in advance and is initially recorded as deferred revenue. Tuition revenue is recognized proportionately as the tutoring sessions are delivered. The revenue for educational programs and services for the years ended February 28, 2011, February 29, 2012 and February 28, 2013 are $108,341,605, $171,331,866 and $218,006,411, respectively.

Generally, for small-class courses consisting of more than seven classes per course, the Group offers refunds for any remaining classes to students who decide to withdraw from a course, provided the course is less than two-thirds completed at the time of withdrawal.

The refund is equal to and limited to the amount related to the undelivered classes. After two-thirds of a small-class course is delivered, no refund will be provided. For small-class courses with less than seven classes, no refund will be provided after the commencement of the courses. For preschool courses, the Group offers refunds of 60% of courses fees received to students that withdraw from a course, provided the course is less than one-third completed at the time of withdrawal. After one-third of the course is completed, no refund will be provided. For personalized premium services, a student can withdraw at any time and receive a refund equal to and limited to the amount related to the undelivered classes. The refund is recorded as a reduction of the related deferred revenue and has no impact on the recognized revenue. Historically, the Group has not experienced material refunds on the recognized revenue, and as such, no accrual for estimated refunds is deemed necessary.

The Group sends out coupons to attract both existing and prospective students to enroll in its courses. The coupon has fixed dollar amounts and can only be used against future courses. The coupon is accounted for as a reduction of revenue when the relevant revenue is recognized in the consolidated statements of operations.

(b)                                 Online education services

The online education services provided by the Group to its customers include audio-video course content. The revenue for online education services for the year ended February 28, 2011, February 29, 2012 and February 28, 2013 are $1,967,882, $5,736,664 and $6,962,012, respectively.

Customers enroll for online courses through the use of prepaid study cards or payment to the Group’s on-line accounts. The proceeds collected from the online course education are initially recorded as deferred revenue. Revenues are recognized on a straight line basis over the subscription period from the date in which the students activate the courses to the date in which the subscribed courses end. Refunds are provided to the students who decide to withdraw from the subscribed courses within the course offer period, which generally ranges from one month to six months, and a proportional refund is based on the percentage of untaken courses to the total courses offered. Historically, the Group has not experienced material refunds on the recognized revenue, and as such, no accrual for estimated refunds is deemed necessary.

(c)                                  Educational materials and others

The Group sells educational materials to students at the Group’s service centers. Revenue is recognized after a service contract is signed, the price is fixed or determinable, educational materials are delivered and collection of the receivables is reasonably assured. The revenue for educational materials and others for the year ended February 28, 2011, February 29, 2012 and February 28, 2013 are $278,812, $451,142 and $962,672, respectively.

Share-based compensation

Share-based compensation

Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument issued and recognized as compensation expense net of a forfeiture rate on a straight-line basis, over the requisite service period, with a corresponding impact reflected in additional paid-in capital.

The estimate of forfeiture rate will be adjusted over the requisite service period to the extent that actual forfeiture rate differs, or is expected to differ, from such estimates. Changes in estimated forfeiture rate will be recognized through a cumulative catch-up adjustment in the period of change.

Value added tax

Value added tax

Pursuant to the PRC tax laws, in case of any product sales, generally the Value added tax (“VAT”) rate is 3% of the gross sales for small scale VAT payer and 17% of the gross sales for general VAT payer. TAL Beijing and Xueersi Education are deemed as general VAT payer since January 2010 and August 2010 respectively for the sales of guidance materials and the intercompany sales of self-developed software. For general VAT payer, VAT on sales is calculated at 17% on revenue from product sales and paid after deducting input VAT on purchases. The net VAT balance between input VAT and output VAT is reflected in the accounts under other taxes payable.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC. Implementation of such VAT pilot program was phased into Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. The Group’s online education services and inter-company technical services which were previously subject to business tax are therefore subject to VAT at the rate of 6% of revenue for general VAT payer and hence Beijing Xintang Sichuang, TAL Beijing, Xueersi Education and Yidu Huida are deemed as general VAT payer at the rate of 6% since the policy was effective as of September 2012.

For certain software related products that are qualified as “software products” by PRC tax authorities; the Group can pay VAT at 17% first and then receive 14% refund after it is paid. The Group records VAT refund receivables on accrual basis.

For the calendar years 2010, 2011 and 2012, TAL Beijing filed its VAT return at a rate of 17% and enjoyed a 14% VAT refund. For the calendar year 2012, Yidu Huida filed its VAT return at a rate of 17% and enjoyed a 14% VAT refund. From August 2010, Xueersi Education filed its VAT return at the rate of 13% for the book sales that enjoyed a preferential tax rate.

Business tax

Business tax

The Company’s PRC subsidiaries, VIEs and VIEs’ subsidiaries and schools are subject to business tax and surcharges at a rate of 3.3% to 5.6% on revenues related to certain types of services. The net revenues are presented net of those taxes incurred.

Operating leases

Operating leases

Leases where substantially all the rewards and risks of the ownership of the assets remain with the leasing companies are accounted for as operating leases. Payments made for the operating leases are charged to the consolidated statements of operations on a straight-line basis over the shorter of the lease term or estimated useful life, and have been included in the operating expenses in the consolidated statements of operations.

Advertising costs

Advertising costs

The Group expenses advertising costs as incurred. Total advertising costs incurred were $271,484, $2,718,675, and $2,502,489 for the years ended February 28, 2011, February 29, 2012 and February 28, 2013, respectively, and have been included in selling and marketing expenses in the consolidated statements of operations.

Government subsidies

Government subsidies

The Group reports government subsidies as other operating income when received from local government authority with no limitation on the use of the subsidies. The Group receives government subsidies related to government sponsored projects and records such government subsidies as a liability when it is received and records it as other operating income when there is no further performance obligation.

Government subsidies received totaled $148,537, $213,270 and $793,007 for the years ended February 28, 2011, February 29, 2012, and February 28, 2013, respectively. The Group recorded $148,537, $213,270 and $632,269 government subsidies as other operating income for the years ended February 28, 2011, February 29, 2012, and February 28, 2013, respectively.

Foreign currency translation

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar. The functional currency of the Company’s PRC subsidiaries, VIEs and VIEs’ subsidiaries and schools in the PRC is Renminbi (“RMB”).

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are re-measured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of operations. For the years ended February 28, 2011, February 29, 2012 and February 28, 2013 the Group recorded an exchange loss of $80,480, and gains of $4,211,173, $938,116 respectively in other income in the consolidated statements of operations.

For translating the results of the PRC subsidiaries into the functional currency of the Company, assets and liabilities are translated from each subsidiary’s functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and comprehensive income.

Foreign Currency Risk

Foreign Currency Risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Cash and cash equivalents, term deposits and restricted cash of the Group included aggregate amounts of US$197,522,897 and US$207,803,373 as of February 29, 2012 and February 28, 2013, respectively, which were denominated in RMB.

Income taxes

Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net of operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authorities. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Comprehensive income

Comprehensive income

Comprehensive income includes net income, unrealized gain or loss on available-for-sale securities, and foreign currency translation adjustments. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income, which was adopted by the Group on March 1, 2012.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Group to significant concentration of credit risk consist primarily of cash and cash equivalents, term deposits and restricted cash. The Group places its cash and cash equivalents, term deposits and restricted cash in financial institutions with high credit ratings.

Financial instruments

Financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, term deposits, restricted cash, available-for-sale securities, accounts payables and income tax payable. The fair value of cash and cash equivalents, term deposits, restricted cash, and accounts payables approximate their carrying amounts reported in the consolidated balance sheets due to the short-term maturity of these instruments. All highly liquid short-term investments purchased with original maturity of three months or less at the date of acquisition are included in cash and cash equivalents.

Net income per share

Net income per share

Basic net income per share is computed by dividing net income attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the year. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised into common shares. Common share equivalents are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive.

Long-term investments

Long-term investments

The Group accounts for its investments in Beijing Century Mingde Education Technology Co., Ltd (“Century Mingde”) and a third-party online education platform using fair value method. The Group carries these investments at fair value and recognizes any fair value changes into the consolidated statements of operations. . The Group accounts for its investment in Beijing Haidian Holiday Culture Training School (“Holiday School”) using the cost method as the Group does not have the ability to exercise significant influence over operating and financial policies of the investee. This investment is carried at cost and adjusted for other than-temporary declines in fair value of the investment and distributions of earnings. This investment was fully impaired for the year ended February 29, 2012. The impairment on long-term investment is discussed in Note 5.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Fair value of available-for-sale securities and long-term investments is discussed in Note 12.

Recent accounting pronouncements adopted

Recentaccounting pronouncements adopted

In May 2011, the Financial Accounting Standards Board (‘‘FASB’’) issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

•                                          Highest-and-best-use and valuation-premise concepts for nonfinancial assets - the guidance indicate that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

•                                          Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk - the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

•                                          Premiums or discounts in fair value measure - the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

•                                          Fair value of an instrument classified in a reporting entity’s stockholders’ equity - the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders ‘ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•                                          Disclosures about fair value measurements - the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

•                                          For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

•                                          The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The adoption of this guidance did not have a significant effect on the Company’s consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity. These amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement, deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income in accounting standards update. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before the update pronouncement issued in June 2011. The Group adopted this guidance on March 1, 2012 and has presented two separate but consecutive statements since that date.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is ‘‘more likely than not’’ that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The adoption of this pronouncement did not have a significant effect on the Company’s consolidated financial statements, as it chose to directly perform the two-step goodwill impairment test for fiscal year 2013.

In July 2012, the FASB issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the guidance, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset. The guidance does not revise the requirement to test indefinite-lived intangible assets annually for impairment. In addition, the guidance does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. The guidance was effective for annual and interim impairment tests performed for fiscal year beginning after September 15, 2012. Early adoption is permitted. The adoption of this guidance did not have a significant effect on the Company’s consolidated financial statements.